INCOME TAXES (BENEFIT) (Details 2) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 57,324	¥ 22,856	¥ 801
Additions	48,931	36,122	22,831
Deductions	(17,385)	(1,654)	(776)
Balance at end of year	88,870	¥ 57,324	¥ 22,856
Korean subsidiaries
Operating loss carryforwards
Operating loss carryforwards	222,620
Taiwanese subsidiaries
Operating loss carryforwards
Operating loss carryforwards	15,742
Domestic subsidiaries
Operating loss carryforwards
Operating loss carryforwards	¥ 11,754